AB Bond Fund, Inc.

AB FlexFee International Bond Portfolio

Portfolio of Investments

September 30, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 46.1%
Austria - 1.3%
Republic of Austria Government Bond
0.50%, 2/20/29 (a)	EUR	429	$504,631
0.75%, 10/20/26 (a)		40	47,491
2.40%, 5/23/34 (a)		45	67,080

			619,202

Belgium - 1.2%
Kingdom of Belgium Government Bond
Series 44
5.00%, 3/28/35 (a)		170	327,474
Series 88
1.70%, 6/22/50 (a)		166	240,774

			568,248

Canada - 4.3%
Canadian Government Bond
2.25%, 3/01/24	CAD	2,670	2,085,071

Finland - 1.0%
Finland Government Bond
0.50%, 9/15/29 (a)	EUR	409	482,350

France - 4.7%
French Republic Government Bond OAT
1.25%, 5/25/34 (a)		1,057	1,363,413
1.50%, 5/25/50 (a)		195	270,306
1.75%, 6/25/39 (a)		475	672,023

			2,305,742

Germany - 0.8%
Bundesrepublik Deutschland Bundesanleihe
1.25%, 8/15/48 (a)		119	181,704
Series 2007
4.25%, 7/04/39 (a)		100	210,394

			392,098

Indonesia - 0.6%
Indonesia Treasury Bond
Series FR68
8.375%, 3/15/34	IDR	4,089,000	303,470

Ireland - 0.7%
Ireland Government Bond
1.00%, 5/15/26 (a)	EUR	278	329,115

Italy - 4.0%
Italy Buoni Poliennali Del Tesoro
2.20%, 6/01/27		550	672,343
3.35%, 3/01/35 (a)		644	895,483
3.85%, 9/01/49 (a)		241	379,405

			1,947,231

	Principal Amount (000)		U.S. $ Value
Japan - 10.0%
Japan Government Thirty Year Bond
Series 62
0.50%, 3/20/49	JPY	36,550	$350,745
Series 63
0.40%, 6/20/49		56,650	527,456
Japan Government Twenty Year Bond
Series 143
1.60%, 3/20/33		42,450	479,290
Series 144
1.50%, 3/20/33		34,350	383,596
Series 150
1.40%, 9/20/34		126,300	1,406,929
Series 158
0.50%, 9/20/36		73,300	723,054
Series 159
0.60%, 12/20/36		28,450	284,735
Series 169
0.30%, 6/20/39		75,900	715,956

			4,871,761

Malaysia - 2.2%
Malaysia Government Bond
Series 0114
4.181%, 7/15/24	MYR	127	31,527
Series 0119
3.906%, 7/15/26		626	154,555
Series 0217
4.059%, 9/30/24		127	31,389
Series 0218
3.757%, 4/20/23		233	56,604
Series 0219
3.885%, 8/15/29		895	223,577
Series 0313
3.48%, 3/15/23		1,830	440,383
Series 0316
3.90%, 11/30/26		584	143,466

			1,081,501

Mexico - 1.0%
Mexican Bonos
Series M 20
7.50%, 6/03/27	MXN	9,222	483,905

Netherlands - 1.9%
Netherlands Government Bond
0.75%, 7/15/27 (a)	EUR	771	926,993

Russia - 1.2%
Russian Federal Bond - OFZ
Series 6212
7.05%, 1/19/28	RUB	8,290	129,581
Series 6215
7.00%, 8/16/23		12,200	190,663
Series 6222
7.10%, 10/16/24		4,023	62,995
Series 6227
7.40%, 7/17/24	RUB	12,661	200,745

			583,984

	Principal Amount (000)		U.S. $ Value
Singapore - 0.7%
Singapore Government Bond
2.75%, 3/01/46	SGD	325	$266,744
3.375%, 9/01/33		90	77,026

			343,770

Spain - 5.6%
Spain Government Bond
1.95%, 4/30/26 (a)	EUR	233	288,787
2.35%, 7/30/33 (a)		674	924,815
2.90%, 10/31/46 (a)		155	244,918
4.20%, 1/31/37 (a)		150	260,970
4.40%, 10/31/23 (a)		755	983,500

			2,702,990

United Kingdom - 4.8%
United Kingdom Gilt
1.00%, 4/22/24 (a)	GBP	53	67,881
1.50%, 7/22/47 (a)		145	200,735
1.75%, 9/07/37 (a)		875	1,232,440
2.50%, 7/22/65 (a)		46	91,223
3.25%, 1/22/44 (a)		42	77,060
4.25%, 12/07/40 (a)		91	183,701
4.50%, 12/07/42 (a)		227	485,958

			2,338,998

United States - 0.1%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	39	46,613

Total Governments - Treasuries (cost $21,364,458)			22,413,042

CORPORATES - INVESTMENT GRADE - 15.5%
Financial Institutions - 9.5%
Banking - 6.7%
Bank of America Corp.
Series B
8.05%, 6/15/27		152	199,127
Series DD
6.30%, 3/10/26 (b)		29	32,767
Series Z
6.50%, 10/23/24 (b)		49	54,504
Bank of Scotland PLC
9.375%, 5/15/21 (a)	GBP	90	124,223
Barclays PLC
2.375%, 10/06/23 (a)		100	123,989
2.625%, 11/11/25 (a)	EUR	100	110,357

	Principal Amount (000)		U.S. $ Value
CaixaBank SA
1.125%, 5/17/24 (a)	EUR	100	$113,514
Capital One Financial Corp.
1.65%, 6/12/29		145	165,058
Commonwealth Bank of Australia
4.50%, 12/09/25 (a)	U.S.$	230	247,314
Credit Agricole SA
3.00%, 2/02/25	EUR	135	160,816
Credit Suisse Group AG
2.125%, 9/12/25 (a)	GBP	100	124,688
Danske Bank A/S
5.375%, 1/12/24 (a)	U.S.$	200	219,541
Goldman Sachs Group, Inc. (The)
1.625%, 7/27/26 (a)	EUR	180	210,279
2.905%, 7/24/23	U.S.$	32	32,456
HSBC Bank Capital Funding Sterling 2 LP
5.862%, 4/07/20 (b)	GBP	91	114,001
HSBC Holdings PLC
Series E
4.75%, 7/04/29 (a)(b)	EUR	230	265,753
Intesa Sanpaolo SpA
3.125%, 7/14/22 (a)	U.S.$	200	200,544
JPMorgan Chase & Co.
Series FF
5.00%, 8/01/24 (b)		85	87,311
Morgan Stanley
1.875%, 3/30/23	EUR	100	115,711
Series G
1.75%, 3/11/24		100	116,356
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (a)(b)	GBP	90	111,605
Santander Holdings USA, Inc.
4.40%, 7/13/27	U.S.$	110	117,904
UBS Group Funding Switzerland AG
7.125%, 8/10/21 (a)(b)		200	209,850

			3,257,668

Finance - 0.2%
Synchrony Financial
3.95%, 12/01/27		20	20,478
4.50%, 7/23/25		81	86,401

			106,879

Insurance - 2.3%
ASR Nederland NV
5.125%, 9/29/45 (a)	EUR	110	142,587
Assicurazioni Generali SpA
Series E
5.50%, 10/27/47 (a)		112	146,853
Chubb INA Holdings, Inc.
0.875%, 6/15/27		125	140,680
CNP Assurances
4.25%, 6/05/45 (a)		100	125,232

	Principal Amount (000)		U.S. $ Value
Credit Agricole Assurances SA
4.75%, 9/27/48 (a)	EUR	100	$130,717
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	U.S.$	100	131,487
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
3.25%, 5/26/49 (a)	EUR	100	129,538
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	U.S.$	45	76,790
Voya Financial, Inc.
5.65%, 5/15/53		70	73,656

			1,097,540

REITS - 0.3%
Spirit Realty LP
4.45%, 9/15/26		3	3,197
VEREIT Operating Partnership LP
4.60%, 2/06/24		7	7,519
WPC Eurobond BV
2.125%, 4/15/27	EUR	110	127,704

			138,420

			4,600,507

Industrial - 5.8%
Basic - 0.3%
Glencore Finance Europe Ltd.
1.875%, 9/13/23 (a)		100	114,833
Glencore Funding LLC
4.625%, 4/29/24 (a)	U.S.$	10	10,700

			125,533

Capital Goods - 0.5%
General Electric Co.
0.875%, 5/17/25	EUR	110	120,770
United Technologies Corp.
1.15%, 5/18/24		105	119,264

			240,034

Communications - Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25	U.S.$	90	98,784

Communications - Telecommunications - 0.4%
AT&T, Inc.
3.40%, 5/15/25		114	118,961
3.55%, 6/01/24		45	47,141
Bell Canada, Inc.
Series M-26
3.35%, 3/22/23	CAD	45	34,967

			201,069

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.3%
General Motors Financial Co., Inc.
5.10%, 1/17/24	U.S.$	69	$74,191
Volkswagen Leasing GmbH
2.625%, 1/15/24 (a)	EUR	55	65,196

			139,387

Consumer Non-Cyclical - 2.6%
Allergan Funding SCS
2.625%, 11/15/28		135	168,843
Altria Group, Inc.
1.70%, 6/15/25		140	159,087
Amgen, Inc.
4.663%, 6/15/51	U.S.$	65	75,707
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 1/23/49		60	78,459
Baxter International, Inc.
0.40%, 5/15/24	EUR	130	143,262
DH Europe Finance II SARL
0.45%, 3/18/28		175	191,296
Kraft Heinz Foods Co.
3.75%, 4/01/30 (a)	U.S.$	85	85,757
3.95%, 7/15/25		27	28,224
Medtronic Global Holdings SCA
1.125%, 3/07/27	EUR	125	144,850
Mylan NV
3.95%, 6/15/26	U.S.$	140	144,594
Reynolds American, Inc.
4.45%, 6/12/25		45	47,961

			1,268,040

Energy - 0.4%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/47		75	75,469
Energy Transfer Operating LP
4.25%, 3/15/23		15	15,681
4.90%, 2/01/24		10	10,749
Noble Energy, Inc.
3.90%, 11/15/24		20	20,953
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		20	20,501
3.85%, 10/15/23		10	10,340
Southern Star Central Corp.
5.125%, 7/15/22 (a)		10	10,087
Williams Cos., Inc. (The)
3.90%, 1/15/25		45	47,201

			210,981

Technology - 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 1/15/27		10	10,046
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)		45	50,634

	Principal Amount (000)		U.S. $ Value
Fidelity National Information Services, Inc.
1.50%, 5/21/27	EUR	105	$122,608
Fiserv, Inc.
1.125%, 7/01/27		105	119,110
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.875%, 6/18/26 (a)	U.S.$	52	54,574
Seagate HDD Cayman
4.75%, 1/01/25		5	5,168
4.875%, 3/01/24		80	83,770
Western Digital Corp.
4.75%, 2/15/26		68	70,015

			515,925

			2,799,753

Utility - 0.2%
Other Utility - 0.2%
Veolia Environnement SA
0.314%, 10/04/23 (a)	EUR	100	110,567

Total Corporates - Investment Grade (cost $7,438,399)			7,510,827

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 5.5%
Canada - 5.5%
Province of British Columbia Canada
Series T
9.00%, 8/23/24	CAD	912	917,329
Province of Manitoba Canada
3.85%, 12/01/21		345	271,815
Province of Ontario Canada
2.60%, 6/02/25		314	246,061
3.15%, 6/02/22		316	247,101
Province of Quebec Canada
2.75%, 9/01/25		201	159,082
4.50%, 12/01/20		1,065	829,170

Total Local Governments - Provincial Bonds (cost $2,687,173)			2,670,558

INFLATION-LINKED SECURITIES - 5.0%
Japan - 4.8%
Japanese Government CPI Linked Bond
Series 20
0.10%, 3/10/25	JPY	12,384	118,082
Series 21
0.10%, 3/10/26		169,453	1,623,890
Series 23
0.10%, 3/10/28		62,391	601,997

			2,343,969

United States - 0.2%
U.S. Treasury Inflation Index
2.375%, 1/15/25 (TIPS)	U.S.$	88	98,468

Total Inflation-Linked Securities (cost $2,333,601)			2,442,437

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.8%
Risk Share Floating Rate - 4.8%
Bellemeade Re Ltd.
Series 2018-2A, Class M1B
3.368% (LIBOR 1 Month + 1.35%), 8/25/28 (a)(c)	U.S.$	150	$150,329
Series 2019-1A, Class M1B
3.768% (LIBOR 1 Month + 1.75%), 3/25/29 (a)(c)		150	150,305
Connecticut Avenue Securities Trust
Series 2019-R05, Class 1M2
4.018% (LIBOR 1 Month + 2.00%), 7/25/39 (a)(c)		53	53,463
Eagle RE Ltd.
Series 2018-1, Class M1
3.718% (LIBOR 1 Month + 1.70%), 11/25/28 (a)(c)		143	143,481
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M3
6.668% (LIBOR 1 Month + 4.65%), 10/25/28 (c)		350	375,026
Series 2016-HQA2, Class M3
7.168% (LIBOR 1 Month + 5.15%), 11/25/28 (c)		250	271,637
Federal National Mortgage Association Connecticut Avenue Securities
Series 2015-C02, Class 1M2
6.018% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		181	190,811
Series 2015-C02, Class 2M2
6.018% (LIBOR 1 Month + 4.00%), 5/25/25 (c)		50	51,793
Series 2015-C04, Class 2M2
7.568% (LIBOR 1 Month + 5.55%), 4/25/28 (c)		218	232,348
Series 2016-C01, Class 1M2
8.768% (LIBOR 1 Month + 6.75%), 8/25/28 (c)		88	96,658
Series 2016-C05, Class 2M2
6.468% (LIBOR 1 Month + 4.45%), 1/25/29 (c)		323	340,098
Series 2017-C01, Class 1M2
5.568% (LIBOR 1 Month + 3.55%), 7/25/29 (c)		85	89,333
PMT Credit Risk Transfer Trust
Series 2019-1R, Class A
4.14% (LIBOR 1 Month + 2.00%), 3/27/24 (c)(d)		159	158,322
STACR Trust
Series 2019-DNA3, Class M2
4.068% (LIBOR 1 Month + 2.05%), 7/25/49 (a)(c)		20	20,451

Total Collateralized Mortgage Obligations (cost $2,350,555)			2,324,055

	Principal Amount (000)		U.S. $ Value
COVERED BONDS - 4.5%
Australia & New Zealand Banking Group Ltd.
3.625%, 7/18/22 (a)	EUR	100	$121,400
Credit Suisse AG/Guernsey
0.75%, 9/17/21 (a)		160	178,352
Danske Bank A/S
0.125%, 2/14/22 (a)		160	176,676
DNB Boligkreditt AS
2.75%, 3/21/22 (a)		145	170,606
National Bank of Canada
1.50%, 3/25/21 (a)		100	112,132
Nationwide Building Society
4.375%, 2/28/22 (a)		250	303,785
Nordea Hypotek AB
Series 5534
1.00%, 9/18/24 (a)	SEK	2,200	233,050
Santander UK PLC
4.25%, 4/12/21 (a)	EUR	250	291,912
Stadshypotek AB
0.625%, 11/10/21 (a)		260	289,933
Swedbank Hypotek AB
Series 194
1.00%, 9/18/24 (a)	SEK	900	95,304
Turkiye Vakiflar Bankasi TAO
2.375%, 5/04/21 (a)	EUR	100	109,598
UBS AG/London
4.00%, 4/08/22 (a)		75	90,865

Total Covered Bonds (cost $2,259,635)			2,173,613

QUASI-SOVEREIGNS - 3.9%
Quasi-Sovereign Bonds - 3.9%
China - 3.5%
China Development Bank
Series 1903
3.30%, 2/01/24	CNY	400	55,547
Series 1904
3.68%, 2/26/26		11,870	1,656,127

			1,711,674

South Korea - 0.4%
Export-Import Bank of Korea
3.70%, 2/19/21 (a)	AUD	270	187,476

Total Quasi-Sovereigns (cost $1,949,249)			1,899,150

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 2.8%
Financial Institutions - 1.4%
Banking - 1.2%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(b)	EUR	200	$231,603
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.50%, 3/05/25 (b)	U.S.$	200	204,000
Goldman Sachs Group, Inc. (The)
Series L
6.065% (LIBOR 3 Month + 3.88%), 10/31/19 (b)(c)		84	84,141
Series P
5.00%, 11/10/22 (b)		24	23,535
Series Q
5.50%, 8/10/24 (b)		38	39,801

			583,080

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		45	47,492

REITS - 0.1%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.75%, 2/01/27 (a)		69	77,576

			708,148

Industrial - 1.4%
Basic - 0.2%
Smurfit Kappa Acquisitions ULC
2.875%, 1/15/26 (a)	EUR	100	120,033

Capital Goods - 0.1%
TransDigm, Inc.
6.25%, 3/15/26 (a)	U.S.$	59	63,357

Consumer Cyclical - Automotive - 0.5%
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.
4.375%, 5/15/26 (a)	EUR	100	111,055
Tenneco, Inc.
5.00%, 7/15/24 (a)		100	110,902

			221,957

Consumer Non-Cyclical - 0.4%
Leisureworld Senior Care LP
Series B
3.474%, 2/03/21	CAD	150	114,836
Spectrum Brands, Inc.
5.75%, 7/15/25	U.S.$	62	64,648

			179,484

	Principal Amount (000)		U.S. $ Value
Energy - 0.2%
PDC Energy, Inc.
5.75%, 5/15/26	U.S.$	50	$49,220
Transocean Poseidon Ltd.
6.875%, 2/01/27 (a)		36	37,776

			86,996

			671,827

Total Corporates - Non-Investment Grade (cost $1,382,740)			1,379,975

GOVERNMENTS - SOVEREIGN AGENCIES - 1.8%
Canada - 1.8%
Canada Housing Trust No 1
1.95%, 12/15/25 (a) (cost $874,054)	CAD	1,140	870,794

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.4%
Non-Agency Fixed Rate CMBS - 0.8%
COMM 2012-CCRE5 Mortgage Trust
Series 2012-CR5, Class E
4.461%, 12/10/45 (a)	U.S.$	100	97,754
Commercial Mortgage Trust
Series 2013-CR10, Class A4
4.21%, 8/10/46		200	215,245
GS Mortgage Securities Trust
Series 2013-GC12, Class C
4.179%, 6/10/46		20	20,483
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		82	47,937

			381,419

Non-Agency Floating Rate CMBS - 0.6%
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
3.228% (LIBOR 1 Month + 1.20%), 6/15/38 (a)(c)		165	165,099
Invitation Homes Trust
Series 2018-SFR4, Class E
3.975% (LIBOR 1 Month + 1.95%), 1/17/38 (a)(c)		115	115,000

			280,099

Total Commercial Mortgage-Backed Securities (cost $669,273)			661,518

GOVERNMENTS - SOVEREIGN BONDS - 1.2%
Germany - 0.6%
Kreditanstalt fuer Wiederaufbau
Zero Coupon, 5/25/21 (a)	EUR	251	276,210

	Principal Amount (000)		U.S. $ Value
Indonesia - 0.6%
Indonesia Government International Bond
5.875%, 1/15/24 (a)	U.S.$	250	$281,797

Total Governments - Sovereign Bonds (cost $548,193)			558,007

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.9%
Sweden - 0.9%
Kommuninvest I Sverige AB
Series 2410
1.00%, 10/02/24 (a) (cost $467,358)	SEK	4,220	448,864

SUPRANATIONALS - 0.9%
Supranational - 0.9%
European Investment Bank
1.25%, 5/12/25 (a) (cost $464,596)		4,130	447,883

EMERGING MARKETS - SOVEREIGNS - 0.6%
Brazil - 0.4%
Brazilian Government International Bond
4.625%, 1/13/28	U.S.$	200	213,125

Nigeria - 0.2%
Nigeria Government International Bond
5.625%, 6/27/22		95	98,147

Total Emerging Markets - Sovereigns (cost $292,979)			311,272

ASSET-BACKED SECURITIES - 0.2%
Other ABS - Fixed Rate - 0.2%
SoFi Consumer Loan Program Trust
Series 2018-1, Class B
3.65%, 2/25/27 (a)(e) (cost $115,000)		115	117,766

BANK LOANS - 0.2%
Industrial - 0.2%
Consumer Non-Cyclical - 0.2%
athenahealth, Inc.
6.681% (LIBOR 3 Month + 4.50%), 2/11/26 (e)(f)		66	66,235
Regionalcare Hospital Partners Holdings, Inc.
6.554% (LIBOR 1 Month + 4.50%), 11/16/25 (f)		50	49,633

Total Bank Loans (cost $114,553)			115,868

EMERGING MARKETS - TREASURIES - 0.2%
South Africa - 0.2%
Republic of South Africa Government Bond
Series 2030
8.00%, 1/31/30	ZAR	640	39,447

	Principal Amount (000)		U.S. $ Value
Series 2048
8.75%, 2/28/48	ZAR	612	$35,933

Total Emerging Markets - Treasuries (cost $76,564)			75,380

EMERGING MARKETS - CORPORATE BONDS - 0.0%
Utility - 0.0%
Electric - 0.0%
Terraform Global Operating LLC
6.125%, 3/01/26 (d) (cost $18,000)	U.S.$	18	18,477

SHORT-TERM INVESTMENTS - 2.2%
Governments - Treasuries - 1.2%
Canada - 0.7%
Canadian Treasury Bill
Zero Coupon, 12/27/19	CAD	455	342,075

Japan - 0.5%
Japan Treasury Discount Bill
Series 855
Zero Coupon, 12/09/19	JPY	26,000	240,535

Total Governments - Treasuries (cost $584,987)			582,610

		Shares
Investment Companies - 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 1.89% (g)(h)(i) (cost $488,619)		488,619	488,619

Total Short-Term Investments (cost $1,073,606)			1,071,229

Total Investments - 97.7% (cost $46,479,986) (j)			47,510,715
Other assets less liabilities - 2.3%			1,117,905

Net Assets - 100.0%			$48,628,620

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro Buxl 30 Yr Bond Futures	2	December 2019	$474,128	$(2,267)
Euro-BOBL Futures	6	December 2019	887,110	(6,812)
Euro-BTP Futures	3	December 2019	476,875	2,649
Euro-OAT Futures	2	December 2019	371,259	(3,499)
Long Gilt Futures	3	December 2019	495,164	627
U.S. Ultra Bond (CBT) Futures	10	December 2019	1,919,063	(39,117)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
10 Yr Canadian Bond Futures	5	December 2019	$538,174	$7,171
U.S. 10 Yr Ultra Futures	18	December 2019	2,563,313	15,468
U.S. T-Note 2 Yr (CBT) Futures	7	December 2019	1,508,500	2,789
U.S. T-Note 5 Yr (CBT) Futures	9	December 2019	1,072,336	9,070
U.S. T-Note 10 Yr (CBT) Futures	20	December 2019	2,606,250	(5,719)

				$(19,640)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	159	RUB	10,267	11/14/19	$(1,719)
Barclays Bank PLC	BRL	2,718	USD	653	10/02/19	(1,485)
Barclays Bank PLC	USD	650	BRL	2,718	10/02/19	4,076
Barclays Bank PLC	INR	32,344	USD	449	10/24/19	(6,912)
Barclays Bank PLC	MYR	827	USD	197	2/13/20	296
BNP Paribas SA	PLN	2,690	USD	698	10/11/19	26,979
Brown Brothers Harriman & Co.	EUR	4,376	USD	4,884	10/10/19	110,821
Brown Brothers Harriman & Co.	USD	5,072	EUR	4,571	10/10/19	(87,087)
Brown Brothers Harriman & Co.	USD	708	PLN	2,689	10/11/19	(37,742)
Brown Brothers Harriman & Co.	ILS	1,691	USD	478	10/16/19	(8,586)
Brown Brothers Harriman & Co.	USD	514	GBP	415	10/18/19	(2,651)
Brown Brothers Harriman & Co.	CNH	9,205	USD	1,282	10/24/19	(6,596)
Brown Brothers Harriman & Co.	USD	218	MXN	4,427	10/25/19	5,502
Brown Brothers Harriman & Co.	SGD	653	USD	475	10/31/19	2,861
Brown Brothers Harriman & Co.	SGD	497	USD	359	10/31/19	(484)
Brown Brothers Harriman & Co.	NZD	734	USD	468	11/07/19	8,434
Brown Brothers Harriman & Co.	AUD	279	USD	189	11/08/19	230
Brown Brothers Harriman & Co.	JPY	52,023	USD	489	11/21/19	6,512
Brown Brothers Harriman & Co.	USD	632	JPY	67,919	11/21/19	(1,940)
Brown Brothers Harriman & Co.	ZAR	826	USD	56	11/21/19	1,920
Brown Brothers Harriman & Co.	CAD	647	USD	489	11/22/19	(110)
Brown Brothers Harriman & Co.	USD	219	CAD	289	11/22/19	(15)
Citibank, NA	CNH	3,325	USD	471	10/24/19	5,513
Citibank, NA	RUB	25,776	USD	398	11/14/19	2,382
Citibank, NA	USD	249	COP	838,476	11/14/19	(8,711)
Citibank, NA	USD	1,299	JPY	139,396	11/21/19	(5,533)
Credit Suisse International	USD	472	INR	32,794	10/24/19	(9,664)
Goldman Sachs Bank USA	USD	1,010	EUR	907	10/10/19	(20,498)
Goldman Sachs Bank USA	MXN	24,039	USD	1,194	10/25/19	(19,320)
Goldman Sachs Bank USA	IDR	4,478,061	USD	315	11/21/19	816
Goldman Sachs Bank USA	JPY	784,715	USD	7,341	11/21/19	58,674
Goldman Sachs Bank USA	CAD	7,460	USD	5,623	11/22/19	(12,178)
Goldman Sachs Bank USA	SEK	11,632	USD	1,210	1/08/20	20,230
Goldman Sachs Bank USA	MYR	3,100	USD	736	2/13/20	(1,472)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	BRL	333	USD	80	10/02/19	$(182)
JPMorgan Chase Bank, NA	USD	80	BRL	333	10/02/19	347
JPMorgan Chase Bank, NA	USD	679	EUR	603	10/10/19	(21,684)
JPMorgan Chase Bank, NA	GBP	667	USD	833	10/18/19	12,408
JPMorgan Chase Bank, NA	USD	508	MXN	9,926	10/25/19	(6,848)
JPMorgan Chase Bank, NA	CLP	345,393	USD	487	11/14/19	12,424
Morgan Stanley Capital Services LLC	GBP	1,630	USD	1,999	10/18/19	(7,084)
Morgan Stanley Capital Services LLC	MYR	793	USD	189	2/13/20	238
Royal Bank of Scotland PLC	BRL	3,052	USD	729	10/02/19	(5,448)
Royal Bank of Scotland PLC	USD	733	BRL	3,052	10/02/19	1,667
Royal Bank of Scotland PLC	EUR	18,408	USD	20,791	10/10/19	714,754
Royal Bank of Scotland PLC	USD	489	ILS	1,699	10/16/19	(82)
Royal Bank of Scotland PLC	USD	728	BRL	3,052	11/04/19	5,067
Royal Bank of Scotland PLC	CAD	1,567	USD	1,182	11/22/19	(2,013)
Standard Chartered Bank	GBP	486	USD	604	10/18/19	6,544

						$732,651

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	(5.00)%	Quarterly	3.29%	USD	683	$(49,184)	$(28,855)	$(20,329)
CDX-NAHY Series 33, 5 Year Index, 12/20/24*	(5.00)	Quarterly	3.51	USD	690	(47,041)	(45,920)	(1,121)
iTraxx Australia Series 32, 5 Year Index, 12/20/24*	(1.00)	Quarterly	0.67	USD	4,500	(74,752)	(76,457)	1,705
Sale Contracts
CDX-NAHY Series 32, 5 Year Index, 6/20/24*	5.00	Quarterly	3.29	USD	683	49,184	48,370	814
CDX-NAIG Series 33, 5 Year Index, 12/20/24*	1.00	Quarterly	0.60	USD	4,500	89,642	87,773	1,869

						$(32,151)	$(15,089)	$(17,062)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	4,710	9/10/20	3 Month LIBOR	2.824%	Quarterly/Semi-Annual	$43,700	$	– 0	–	$43,700
USD	1,820	5/24/21	2.288%	3 Month LIBOR	Semi-Annual/Quarterly	(28,302)		– 0	–	(28,302)
USD	1,960	9/10/23	3 Month LIBOR	2.883%	Quarterly/ Semi-Annual	102,827		– 0	–	102,827
CAD	1,990	5/22/24	3 Month CDOR	1.980%	Semi-Annual/Semi-Annual	15,913		– 0	–	15,913
USD	750	5/24/24	2.200%	3 Month LIBOR	Semi-Annual/Quarterly	(27,419)		– 0	–	(27,419)
GBP	130	12/27/47	1.419%	6 Month LIBOR	Semi-Annual/Semi-Annual	(30,470)		– 0	–	(30,470)
USD	890	9/10/48	2.980%	3 Month LIBOR	Semi-Annual/ Quarterly	(264,746)		– 0	–	(264,746)

						$(188,497)	$	– 0	–	$(188,497)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00%	Monthly	1.94%	USD	100	$253	$(3,902)	$4,155
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.94	USD	360	912	(18,011)	18,923
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.94	USD	470	1,191	(22,484)	23,675
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.94	USD	3	8	(56)	64

						$2,364	$(44,453)	$46,817

*	Termination date
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, the aggregate market value of these securities amounted to $21,840,420 or 44.9% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2019.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.37% of net assets as of September 30, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer Trust Series 2019-1R, Class A
4.14%, 3/27/24	3/21/19	$158,738	$158,322	0.33%
Terraform Global Operating LLC
6.125%, 3/01/26	2/08/18	18,000	18,477	0.04%

(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at September 30, 2019.
(g)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

As of September 30, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,719,571 and gross unrealized depreciation of investments was $(1,134,573), resulting in net unrealized appreciation of $1,584,998.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNH	-	Chinese Yuan Renminbi (Offshore)
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BOBL	-	Bundesobligationen
BTP	-	Buoni del Tesoro Poliennali
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CPI	-	Consumer Price Index

LIBOR	-	London Interbank Offered Rates
OAT	-	Obligations Assimilables du Trésor
REIT	-	Real Estate Investment Trust

COUNTRY BREAKDOWN1

September 30, 2019 (unaudited)

17.5%	United States
15.2%	Japan
12.4%	Canada
7.8%	United Kingdom
6.4%	Spain
6.0%	France
4.8%	Italy
3.6%	China
2.5%	Netherlands
2.3%	Malaysia
2.2%	Sweden
1.8%	Germany
1.5%	Switzerland
13.7%	Other
2.3%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2019. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following countries: Australia, Austria, Belgium, Brazil, Denmark, Finland, Indonesia, Ireland, Mexico, Nigeria, Norway, Russia, Singapore, South Africa, South Korea, Supranational and Turkey.

AB FlexFee International Bond Portfolio

September 30, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2019:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$22,413,042		$	– 0	–	$22,413,042
Corporates - Investment Grade		– 0	–	7,510,827			– 0	–	7,510,827
Local Governments - Provincial Bonds		– 0	–	2,670,558			– 0	–	2,670,558
Inflation-Linked Securities		– 0	–	2,442,437			– 0	–	2,442,437
Collateralized Mortgage Obligations		– 0	–	2,324,055			– 0	–	2,324,055
Covered Bonds		– 0	–	2,173,613			– 0	–	2,173,613
Quasi-Sovereigns		– 0	–	1,899,150			– 0	–	1,899,150
Corporates - Non-Investment Grade		– 0	–	1,379,975			– 0	–	1,379,975
Governments - Sovereign Agencies		– 0	–	870,794			– 0	–	870,794
Commercial Mortgage-Backed Securities		– 0	–	661,518			– 0	–	661,518
Governments - Sovereign Bonds		– 0	–	558,007			– 0	–	558,007
Local Governments - Regional Bonds		– 0	–	448,864			– 0	–	448,864
Supranationals		– 0	–	447,883			– 0	–	447,883
Emerging Markets - Sovereigns		– 0	–	311,272			– 0	–	311,272
Asset-Backed Securities		– 0	–	– 0	–		117,766		117,766
Bank Loans		– 0	–	49,633			66,235		115,868
Emerging Markets - Treasuries		– 0	–	75,380			– 0	–	75,380
Emerging Markets - Corporate Bonds		– 0	–	18,477			– 0	–	18,477
Short-Term Investments:
Governments - Treasuries		– 0	–	582,610			– 0	–	582,610
Investment Companies		488,619		– 0	–		– 0	–	488,619

Total Investments in Securities		488,619		46,838,095			184,001		47,510,715
Other Financial Instruments*:
Assets
Futures		37,774		– 0	–		– 0	–	37,774
Forward Currency Exchange Contracts		– 0	–	1,008,695			– 0	–	1,008,695
Centrally Cleared Credit Default Swaps		– 0	–	138,826			– 0	–	138,826
Centrally Cleared Interest Rate Swaps		– 0	–	162,440			– 0	–	162,440
Credit Default Swaps		– 0	–	2,364			– 0	–	2,364
Liabilities
Futures		(57,414)		– 0	–		– 0	–	(57,414)
Forward Currency Exchange Contracts		– 0	–	(276,044)			– 0	–	(276,044)
Centrally Cleared Credit Default Swaps		– 0	–	(170,977)			– 0	–	(170,977)
Centrally Cleared Interest Rate Swaps		– 0	–	(350,937)			– 0	–	(350,937)

Total		$468,979		$47,352,462			$184,001		$48,005,442

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$465	$11,155	$11,131	$489	$6